Document And Entity Information	Oct. 25, 2022
Document Information Line Items
Entity Registrant Name	NovAccess Global Inc.
Trading Symbol	N/A
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001039466
Document Period End Date	Oct. 25, 2022
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	CO
Entity File Number	000-29621
Entity Tax Identification Number	84-1384159
Entity Address, Address Line One	8584 E. Washington Street, No. 127
Entity Address, City or Town	Chagrin Falls
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44023
City Area Code	(213)
Local Phone Number	642-9268
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
Security Exchange Name	NONE